Reconciliation of Adjusted EBITDA to Income Loss from Continuing Operations before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended														12 Months Ended
	Jan. 31, 2012	Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Segment Reporting Information [Line Items]
Adjusted EBITDA (sum of segments)		$ 155								$ 142						$ 812		$ 793		$ 778
Corporate		(10)								(13)						(46)		(44)		(71)
Depreciation		(24)	[1]							(24)	[1]					(104)	[1]	(96)	[1]	(91)	[1]
Amortization of acquisition-related intangible assets		(43)								(48)						(182)		(217)		(260)
Goodwill impairment charge													(385)					(385)		(12)
Trade name impairment charge		(339)
Severance and facility closure costs		(5)	[2]							(1)						(17)	[3]	(42)	[4]	(48)	[5]
Stock compensation expense		(9)								(9)						(39)		(31)		(27)
Management fees		(2)								(1)						(8)		(9)		(7)
Other costs (included in operating income)		(12)								(3)						(11)		(6)		(20)
Interest expense, net		(74)								(90)						(325)		(359)		(460)
Loss on extinguishment of debt	(15)	(61)								(5)						(6)		(82)		(3)
Other income (expense)																(2)		1
Income (loss) from continuing operations before income taxes		$ (424)		$ 86	[6]	$ 29	[6]	$ 10	[6]	$ (52)		$ 40	$ (7)	$ (40)	$ (85)	$ 72		$ (92)		$ (221)

[1]	Includes amortization of capitalized software.
[2]	Includes $4 million of severance and $1 million of lease exit costs in FS.
[3]	Includes $13 million and $1 million of severance in FS and corporate, respectively. Also includes $3 million of lease exit costs in FS.
[4]	Includes $27 million, $2 million and $1 million of severance in FS, PS&E and corporate, respectively. Also includes $12 million of lease exit costs in FS.
[5]	Includes $29 million and $16 million of severance and executive transition costs in FS and corporate, respectively. Also includes $3 million of lease exit costs in FS.
[6]	During the second quarter of 2013, the Company completed a review of its accounting practices related to vacation pay obligations. In countries where the vacation policy stipulated that vacation days earned in the current year must be used in that same year, the Company adjusted its quarterly estimate of accrued vacation costs to better match expense recognition with amounts payable to employees when leaving the Company. The impact of the change in estimate was an aggregate decrease to costs and expenses of $10 million in the quarter ended June 30, 2013. The impact of this change was negligible for the full year since the balance would have naturally reversed, with a substantial majority of that reversal occurring during the fourth quarter.